Income Taxes (Details) - Schedule of deferred tax assets and liabilities classified in consolidated balance sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of deferred tax assets and liabilities classified in consolidated balance sheets [Abstract]
Deferred tax liabilities	$ 723,000	$ 5,638,000
Net deferred tax assets (liabilities)	(580,000)
Income Taxes (Details) [Line Items]
Net deferred tax liabilities		(4,355,000)
Deferred Income Taxes and Other Assets, Noncurrent	$ 1,303,000	$ 1,283,000